Information of trust business	12 Months Ended
Dec. 31, 2017
Disclosure of information of trust business [Abstract]
Information of trust business
47.	Information of trust business

(a)	Significant balances with trust business as of December 31, 2016 and 2017 are as follows:

	2016		2017
Borrowings from trust account	~~W~~	3,447,078	4,057,649
Accrued fees on trust accounts		30,485	28,795
Accrued interest expense		782	824

(b)	Transactions with trust business for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Trust management fees	~~W~~	71,753	98,712	166,588
Fees on early withdrawal		1	87	3,415
Interest on borrowings from trust account		44,986	35,894	37,884